MARKET VECTORS ENVIRONMENTAL SERVICES ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Environmental Services ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Environmental Services Index (the “Environmental Services Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS ENVIRONMENTAL SERVICES ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		MARKET VECTORS ENVIRONMENTAL SERVICES ETF
Management Fee		0.50%
Other Expenses		0.33%
Total Annual Fund Operating Expenses	[1]	0.83%
Fee Waivers and Expense Reimbursement	[1]	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.55%
[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MARKET VECTORS ENVIRONMENTAL SERVICES ETF
1	56
3	237
5	433
10	999

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in common stocks and American depositary receipts (“ADRs”) of companies involved in the environmental services industry. The Index is comprised of companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources and includes securities of companies that are involved in management, removal and storage of consumer waste and industry by-products and related environmental services, including waste collection, transfer and disposal services, recycling services, soil remediation, wastewater management and environmental consulting services. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Environmental Services Index by investing in a portfolio of securities that generally replicates the Environmental Services Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Environmental Services Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund will normally invest at least 80% if its assets in securities that comprise the Environmental Services Index.

The Fund may also utilize convertible securities and participation notes to seek performance that corresponds to the Environmental Services Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Environmental Services Index concentrates in an industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in the Environmental Services Industry. Because the Fund primarily invests in stocks and ADRs of companies that are involved in a variety of activities related to environmental services and consumer and industrial waste management, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Environmental Services Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Environmental Services Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Environmental Services Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Environmental Services Index, the Fund’s return may deviate significantly from the return of the Environmental Services Index. In addition, the Fund may not be able to invest in certain securities included in the Environmental Services Index, or invest in them in the exact proportions they represent of the Environmental Services Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Environmental Services Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk of Investing in ADRs. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. With respect to ADRs not included in the Environmental Services Index, the Fund’s investments in ADRs may be less liquid than the underlying shares in their primary trading market and may negatively affect the Fund’s ability to replicate the performance of the Environmental Services Index. In addition, investments in ADRs may increase tracking error.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Environmental Services Index it seeks to replicate is comprised of securities of a very limited number of companies.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Environmental Services Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Environmental Services Index, it is expected that the Fund’s assets will be concentrated in the industrials sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and five years compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Annual Total Returns-Calendar Years

Best Quarter:	25.65%	2Q ’09
Worst Quarter:	-21.21%	4Q ’08

Average Annual Total Returns for the Periods Ended December 31, 2011

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Past One Year	Past Five Years	Since Inception	Inception Date
MARKET VECTORS ENVIRONMENTAL SERVICES ETF	(8.36%)	1.97%	4.06%	Oct. 10, 2006
MARKET VECTORS ENVIRONMENTAL SERVICES ETF After Taxes on Distributions	(8.78%)	1.60%	3.69%
MARKET VECTORS ENVIRONMENTAL SERVICES ETF After Taxes on Distributions and Sale of Fund Shares	(5.44%)	1.46%	3.27%
MARKET VECTORS ENVIRONMENTAL SERVICES ETF NYSE Arca Environmental Services Index (reflects no deduction for fees, expenses or taxes)	(7.83%)	2.50%	4.61%
MARKET VECTORS ENVIRONMENTAL SERVICES ETF S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	0.74%